Computation of Basic and Diluted Earnings per Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net income	$ 815.6	$ 846.6	$ 825.7
Weighted average ordinary shares outstanding	133.1	140.5	150.6
Employee stock options, RSUs and PSUs	1.0	1.5	1.5
Diluted weighted average ordinary shares outstanding	134.1	142.0	152.1
Basic earnings per ordinary share	$ 6.13	$ 6.03	$ 5.48
Diluted earnings per ordinary share	$ 6.08	$ 5.96	$ 5.43